Vanguard Global Capital Cycles Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Global Capital Cycles Fund	Jan. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in U.S. and foreign equity securities. The Fund seeks to generate above average compounded returns by purchasing securities in companies and industries where capital spending is declining, and seeks to avoid companies, assets, and business models that can be easily replicated. Companies, assets, and business models that cannot be easily replicated may include those with differentiated offerings, a low-cost advantage, or that maintain an advantage over competitors in their same industry. The Fund typically invests across a range of sectors, a mix of developed and emerging markets stocks, and typically holds companies across the market capitalization spectrum. The Fund will concentrate its investments (i.e. hold 25% or more of its net assets) in securities of issuers whose principal business activities are in the precious metals and mining industry.